Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

	Office and fulfillment centers rental	Bandwidth leasing	Total
	RMB	RMB	RMB

2015	655,815	210,815	866,630
2016	320,434	77,640	398,074
2017	191,118	71,472	262,590
2018	135,168	71,472	206,640
2019	109,672	71,472	181,144
2020 and thereafter	176,299	44,063	220,362
	1,588,506	546,934	2,135,440